Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Translation reserve CNY (¥)	Translation reserve USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)								¥ 319,775		¥ (107,917)				¥ 211,858		¥ 45,824		¥ 257,682
Balance at Dec. 31, 2021								319,775		(107,917)				211,858		45,824		257,682
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	500,000	500,000
Consolidated net loss										(45,921)				(45,921)		(11,746)		(57,667)
Capital contribution																5,000		5,000
Balance at Dec. 31, 2022								319,775		(153,838)				165,937		39,078		205,015
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	500,000	500,000
Balance (in Dollars)								319,775		(153,838)				165,937		39,078		205,015
Consolidated net loss										(19,338)				(19,338)		(6,128)		(25,466)
Issuance of ordinary shares								159,625						159,625				159,625
Issuance of ordinary shares (in Shares) | shares	[1]	743,140	743,140	743,140		743,140
Capital contribution from non-controlling shareholders																5,000		5,000
Other comprehensive income												446		446				446
Balance at Dec. 31, 2023								479,400		(173,176)		446		306,670		37,950		344,620
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	1,243,140	1,243,140
Balance (in Dollars)								479,400		(173,176)		446		306,670		37,950		344,620
Consolidated net loss										(47,922)				(47,922)		(8,440)		(56,362)	$ (7,721)
Issuance of ordinary shares								49,276						49,276				49,276
Issuance of ordinary shares (in Shares) | shares		1,546,860	1,546,860	588,188	[1]	588,188	[1]
Investment Refund								(16,108)						(16,108)				(16,108)
Other comprehensive income												(446)		(446)				(446)
Balance at Dec. 31, 2024								512,568	$ 70,222	(221,098)	$ (30,290)			291,470	$ 39,932	29,510	$ 4,043	320,980	43,975
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	2,790,000	2,790,000	588,188		588,188
Balance (in Dollars)								¥ 512,568	$ 70,222	¥ (221,098)	$ (30,290)			¥ 291,470	$ 39,932	¥ 29,510	$ 4,043	¥ 320,980	$ 43,975

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.